GOODWILL AND OTHER INTANGIBLE ASSETS, NET - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Asset Excluding Goodwill [Line Items]
Goodwill, impairment loss			$ 0
Intangible asset amortization expense			222,000,000	$ 183,000,000	$ 169,000,000
Anticipated annual amortization expense of other intangible assets for 2021			231,000,000
Anticipated annual amortization expense of other intangible assets for 2022			227,000,000
Anticipated annual amortization expense of other intangible assets for 2023			212,000,000
Anticipated annual amortization expense of other intangible assets for 2024			189,000,000
Anticipated annual amortization expense of other intangible assets for 2025			155,000,000
Intangible asset impairments			17,000,000	31,000,000	0
Goodwill			3,217,000,000	3,030,000,000	3,002,000,000
EMEA
Intangible Asset Excluding Goodwill [Line Items]
Goodwill			$ 406,000,000	$ 385,000,000	$ 393,000,000
Developed Technology Rights
Intangible Asset Excluding Goodwill [Line Items]
Intangible asset impairments	$ 17,000,000	$ 31,000,000